Financial obligations (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Jul. 23, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 29, 2019	Oct. 29, 2018	Jun. 27, 2016	Jun. 30, 2014
Disclosure of Financial obligations [Line Items]
Finance lease	$ 12,953,000	$ 5,779,000
Financial liabilities	738,534,000	1,057,975,000		$ 531,653,000	$ 571,688,000
Classification by maturity:
Total current debt	35,071,000	179,417,000
Non-current portion (e)	703,463,000	878,558,000
Finance lease	12,953,000	5,779,000
Financial Liabilities	738,534,000	1,057,975,000		$ 531,653,000	$ 571,688,000
Empresa de Generacin Huanza S.A
Disclosure of Financial obligations [Line Items]
Borrowings	86,625,000	112,784,000
Sociedad Minera El Brocal S.A.A
Disclosure of Financial obligations [Line Items]
Borrowings	96,976,000	118,111,000
Compaa de Minas Buenaventura S.A.A. [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	0	275,000,000	$ 550,000,000					$ 275,000,000
Debt issuance costs	0	6,284,000
Borrowings	0	281,284,000
Senior Notes at 5.50 Percent Due 2026 [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	$ 541,980,000	540,017,000	$ 550,000,000
Classification by maturity:
Borrowings, interest rate	5.50%		5.50%
Issue price (in percent)			99.14%
BBVA Banco Continental S.A. [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	$ 0	66,667,000
CorpBanca New York Branch [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	0	61,666,000
Banco Internacional del Peru [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	0	40,000,000
ICBC Peru Bank [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	0	30,000,000
Banco de Sabadell, Miami Branch [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	0	15,000,000
Banco De Credito Del Peru - New Financial Obligation [Member]
Disclosure of Financial obligations [Line Items]
Notional amount						$ 161,893,850
Banco De Credito Del Peru - New Financial Obligation [Member] | Sociedad Minera El Brocal S.A.A
Disclosure of Financial obligations [Line Items]
Notional amount	97,136,000	118,722,000
Debt issuance costs	160,000	611,000
Banco de Credito del Peru [member]
Disclosure of Financial obligations [Line Items]
Notional amount	0	61,667,000					$ 119,000,000		$ 103,373,000
Banco de Credito del Peru [member] | Empresa de Generacin Huanza S.A
Disclosure of Financial obligations [Line Items]
Debt issuance costs	0	312,000
Classification by maturity:
Finance Lease Liabilities IAS17	$ 86,625,000	$ 113,096,000